Reconciliation of Estimated Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Undistributed Earnings of Subsidiary INR	Mar. 31, 2012 Undistributed Earnings of Subsidiary INR
Income Tax Rate Reconciliation [Line Items]
Income /(loss) before income tax	$ (94)	(5,093)	5,236	(1,681)
Statutory income tax rate	32.45%	32.45%	32.45%	33.22%
Expected income tax expense/(benefit) at statutory rate	(31)	(1,652)	1,699	(558)
State taxes, net of federal tax benefits		(7)	(7)	1
Differences arising from different tax rates in other tax jurisdictions and income taxed at differential rate	16	883	580	397
Changes in enacted tax rate for TCL India and its subsidiaries in other tax jurisdictions	7	373	434	(9)
Changes in valuation allowance including losses of overseas subsidiaries	39	2,125	4,608	3,258
Equity in net loss of equity method investee	(1)	(77)	3,442	(1,839)
Fair value gain on investment of Neotel			(3,584)
Non deductible interest expense				100
Tax on undistributed earnings of subsidiary					(9)	126
Others, net	7	392	(2,160)	(585)
Income tax expense/(benefit)	$ 37	2,028	5,138	765